RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of business, the Manager enters into transactions with related parties by recovering or bearing the cost of certain employee compensation with the Corporation and Brookfield Asset Management ULC and by borrowing on its $500 million credit facility with Brookfield Asset Management ULC to fund short-term working capital requirements.
Under the AMSA, the Manager provides the services of its employees and its Chief Executive Officer to Brookfield Asset Management ULC on a cost recovery basis. For the three months and six months ended June 30, 2024, under this arrangement the Manager has recognized $34 million (2023 - $36 million) and $80 million (2023 - $87 million), respectively, in Operating Recoveries. In addition, for the three months and six months ended June 30, 2024, the Manager recovered $2 million (2023 - $1 million) and $7 million (2023- $2 million), respectively, in unrealized carried interest compensation expense from the asset management business.
As outlined in the Relationship Agreement, the Corporation is responsible for the share-based awards issued by the Corporation, some of which are subject to revaluation at each balance sheet date and will also bear the cost of the employee entitlement to carried interest on mature funds either directly or indirectly through reimbursement to the Company. For the three months and six months ended June 30, 2024, the Manager has recognized Operating Recoveries of $1 million (2023 - $19 million) and $95 million (2023 - $100 million), respectively.
Under the TSA, Brookfield Asset Management ULC will provide the Corporation and the Manager certain services to support day-to-day corporate activities on a transitional basis. For services provided to the Manager, costs are recorded on a gross basis in the Consolidated Statement of Comprehensive Income. For the three months and six months ended June 30, 2024, the Manager has recognized $nil (2023 - $nil) and less than $1 million (2023 - $nil), respectively, in the Consolidated Statement of Comprehensive Income under this arrangement.
For the three months and six months ended June 30, 2024, the Manager received from Brookfield Asset Management ULC prepayments under the AMSA for share-based compensation of $nil (2023 - $nil) and $15 million (2023 - $15 million), respectively, which represent deferred income and has been included in Accounts payable and accrued liabilities. For the three months and six months ended June 30, 2024 the Manager received from Brookfield Asset Management ULC advanced reimbursements for Manager share-based awards issued to employees of Brookfield Asset Management ULC of $nil (2023 - $nil) and $79 million (2023 - $88 million), respectively, which has been recorded in additional paid-in capital.
Due from affiliates and Due to affiliates consisted of the following:

AS AT JUNE 30, AND DECEMBER 31, (MILLIONS)	2024	2023
Due from Affiliates
Receivables related to share and cash-based compensation	$705	$824
Other transactions with related parties	64	62
	$769	$886

Due to Affiliates
Borrowings on short-term credit facility	$206	$256
Other transactions with related parties	10	5
	$216	$261
In addition, the Manager owns options to acquire Brookfield Asset Management ULC’s shares. These options track certain options issued under our Management Share Option Plan and are automatically exercised at the same time and the same exercise prices as the tracked Manager options. As of June 30, 2024, the carrying amount of these options is $76 million (2023 - $40 million) and is included in other assets on the Condensed Consolidated Balance Sheets.